Securities Sold Under Agreements to Repurchase	12 Months Ended
Dec. 31, 2010
Deposits/Advances from Federal Home Loan Bank/Securities Sold Under Agreements to Repurchase [Abstract]
Securities Sold Under Agreements to Repurchase
21.	Securities Sold Under Agreements to Repurchase

Securities sold under agreements to repurchase represent transactions where BankAtlantic sells a portion of its current investment portfolio (usually mortgage-backed securities and real estate mortgage investment conduits) at a negotiated rate and agrees to repurchase the same assets at a specified future date. BankAtlantic issues repurchase agreements to institutions and to its customers. These transactions are collateralized by securities available for sale. Customer repurchase agreements are not insured by the Federal Deposit Insurance Corporation (“FDIC”). At December 31, 2010 and 2009, the outstanding balances of customer repurchase agreements were $21.5 million and $24.5 million, respectively. There were no institutional repurchase agreements outstanding at December 31, 2010 and 2009. BankAtlantic had $195 million of securities that could be sold or pledged for additional repurchase agreement borrowings.

The following table provides information on the agreements to repurchase (dollars in thousands):

	For the Years Ended December 31,
	2010		2009	2008
Maximum borrowing at any month-end within the period		$31,101	39,286	55,179
Average borrowing during the period		$22,009	30,732	63,529
Average interest cost during the period	%	0.12	0.12	2.23
Average interest cost at end of the period	%	0.13	0.12	0.12

The following table lists the amortized cost and estimated fair value of securities sold under repurchase agreements, and the repurchase liability associated with such transactions (dollars in thousands):

	Amortized Cost	Estimated Fair Value	Repurchase Balance	Weighted Average Interest Rate
December 31, 2010 (1)
Mortgage-backed securities	$20,885	22,680	21,524	0.12%

December 31, 2009 (1)
Mortgage-backed securities	$32,706	34,403	24,468	0.12%

(1)	At December 31, 2010 and 2009, all securities were classified as available for sale and were recorded at fair value in the consolidated statements of financial condition.

All repurchase agreements existing at December 31, 2010 matured and were repaid in January 2011. These securities were held by unrelated broker dealers.